Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events

Note – 15 Subsequent Events

On October 16, 2011, we entered into an Agreement and Plan of Merger (the "Merger Agreement") with Anhinga Merger Subsidiary, Inc., a Delaware corporation and a wholly owned subsidiary ("Merger Sub"), and Vertro, Inc., a Delaware corporation ("Vertro"). Pursuant to the terms of the Merger Agreement, the Merger Sub will merge with and into Vertro and Vertro will be the surviving corporation and a one of our wholly owned subsidiaries (the "Merger"). Our board of directors and Vertro's board of directors have approved the Merger Agreement and have recommended that our stockholders and those of Vertro, respectively, approve the Merger.

Pursuant to the terms of the Merger Agreement, upon the closing of the Merger, each share of Vertro common stock, par value $0.005 per share (the "Vertro Common Stock") that is issued and outstanding at such time will be cancelled and converted into the right to receive 1.546 shares of our common stock, par value $0.001 per share. Options to purchase Vertro Common Stock and restricted stock units, to the extent not vested as a result of the change of control, based on Vertro Common Stock will be converted into and become, respectively, options to purchase our common stock and restricted stock units based on our common stock, in each case on terms substantially identical to those in effect immediately prior to the effective time of the Merger, in accordance with the 1.546 exchange ratio.

The parties have made customary representations and warranties and agreed to customary covenants in the Merger Agreement. The closing of the Merger is conditioned upon, among other things, approval of the holders of a majority of the outstanding shares of our common stock, the approval of the holders of a majority of the outstanding shares of Vertro Common Stock, the approval of the listing of the shares to be issued on the NYSE Amex, receipt of financing from Bridge Bank, N.A. or acceptable alternative financing and customary closing conditions. Subject to the satisfaction of these conditions, we anticipate that the Merger will close in the fourth quarter of 2011 or the first quarter of 2012.

Both companies have agreed not to solicit, initiate, seek, or knowingly encourage the making of any proposal or offer with respect to certain specified acquisition proposals. The Merger Agreement may be terminated under certain circumstances, including by us or Vertro if, among other requirements, the terminating party has received certain specified superior offers, has not violated its obligations under the Merger Agreement with respect to any superior offer, and pays a termination fee of $500,000.